Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement1 [Abstract]
Revenue	¥ 2,097,224	¥ 1,770,531	¥ 1,732,051
Cost of sales	(659,690)	(495,921)	(558,755)
Selling, general and administrative expenses	(717,599)	(628,106)	(619,061)
Research and development expenses	(368,298)	(325,441)	(312,303)
Amortization and impairment losses on intangible assets associated with products	(203,372)	(122,131)	(156,717)
Other operating income	159,863	169,412	143,533
Other operating expenses	(103,159)	(126,555)	(72,881)
Operating profit	204,969	241,789	155,867
Finance income	16,843	39,543	12,274
Finance expenses	(83,289)	(31,928)	(23,249)
Share of loss of investments accounted for using the equity method	(43,627)	(32,199)	(1,546)
Profit before tax	94,896	217,205	143,346
Income tax (expense) benefit	14,118	(30,497)	(27,833)
Net profit for the year	109,014	186,708	115,513
Attributable to:
Owners of the Company	109,126	186,886	114,940
Non-controlling interests	(112)	(178)	573
Net profit for the year	¥ 109,014	¥ 186,708	¥ 115,513
Earnings per share
Basic earnings per share (in jpy per share)	¥ 113.50	¥ 239.35	¥ 147.15
Diluted earnings per share (in jpy per share)	¥ 112.86	¥ 237.56	¥ 146.26